Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 20. Related Party Transactions
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carried a 2.5% annual interest rate and was a full-recourse loan. As of December 31, 2020, the outstanding balance on the loan receivable, inclusive of interest, was $4.7 million. On April 20, 2021 upon the successful consummation of the Merger the Company made a catch-up
payment of $15.7 million related to certain executive’s holdings of the Company’s Incentive Securities (net of proceeds from repayment of certain employee loan).
On September 7, 2018, during September and December of 2019, the Company issued investor loan notes to Apax and other shareholders. On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. The Company repaid the investor loan notes and the Related Party Loan in full upon the consummation of the Merger. See Note 10 –
Debt
.
The Company made payments of $9.7 million and $2.0 million to Oakvale Capital in respect to success fees relating to the Merger and acquisition of Second Spectrum respectively for year ended December 31, 2021. A director of the Company is a founder and managing partner of Oakvale Capital.
The Company made payments of $0.3 million, $0.2 million and $0.2 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2021, 2020 and 2019, respectively.
Certain

investment funds affiliated with Apax have provided the Company with a commitment letter
in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £
30,000,000
(approximately $
40.6
 million as of December 31, 2021) (the “Commitment Letter”), upon the occurrence of certain events. See Note 18 –
Commitments and Contingencies
.
In the year ended December 31, 2021, the Company issued 42,242 restricted shares to two independent members of the board of directors, vesting between April 2022 and April 2024. Related to the issuance, the Company recognized compensation cost of $0.2 million during the years ended December 31, 2021, in general and administrative expense in the consolidated statements of operations.